Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net (loss) income	$ (1,849)	$ 996	$ 3,499
Items that may be reclassified to net income:
Foreign currency translation	144	(505)	(277)
Cash flow hedges	48	49	95
Equity accounted investments	(55)	128	54
Items that will not be reclassified to net income:
Securities - fair value through other comprehensive income (“FVTOCI”)	(18)	(26)	(33)
Share of revaluation surplus on equity accounted investments	6	113	354
Remeasurement of defined benefit obligations	(2)	1	0
Revaluation surplus	639	655	811
Total other comprehensive income	762	415	1,004
Total comprehensive income (loss)	(1,087)	1,411	4,503
Limited partners
Net (loss) income	(442)	(47)	530
Other comprehensive income	112	8	116
Comprehensive income attributable to Limited partners	(330)	(39)	646
Redeemable/exchangeable and special limited partnership units
Net (loss) income	(790)	(85)	716
Other comprehensive income	201	14	200
Comprehensive income attributable to Redeemable/exchangeable and special limited partnership units	(589)	(71)	916
Limited partnership units of Brookfield Office Properties Exchange LP
Net income (loss)	0	0	2
Other comprehensive income	0	0	0
Comprehensive income (loss) attributable to Limited partnership units of Brookfield Office Properties Exchange LP	0	0	2
FV LTIP units of the Operating Partnership
Net (loss) income	(1)	0	3
Other comprehensive income	0	0	1
Comprehensive income attributable to FV LTIP units of the Operating Partnership	(1)	0	4
Class A shares of Brookfield Properties Retail Holding LLC
Net income	0	0	25
Other comprehensive income	0	0	1
Comprehensive income attributable to interest in Brookfield Property REIT Inc.	0	0	26
Interests of others in operating subsidiaries and properties
Net (loss) income	(616)	1,128	2,223
Other comprehensive income	449	393	686
Comprehensive income attributable to Interests of others in operating subsidiaries and properties	(167)	1,521	2,909
Total comprehensive income (loss)	$ (1,087)	$ 1,411	$ 4,503